Consolidated Statements of Operations ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨) ₨ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2018 INR (₨) ₨ / shares shares
Operating revenues:
Sale of power	₨ 12,958	$ 171.9	₨ 9,926	₨ 7,701
Operating costs and expenses:
Cost of operations (exclusive of depreciation and amortization shown separately below)	1,146	15.2	869	692
General and administrative	2,434	32.3	1,314	1,188
Depreciation and amortization	2,860	37.9	2,137	1,883
Total operating costs and expenses:	6,440	85.4	4,320	3,763
Operating income	6,518	86.5	5,606	3,938
Other expense, net:
Interest expense, net	7,962	105.6	5,022	5,335
Other (income)	(108)	(1.4)	(148)	(167)
Loss / (gain) on foreign currency exchange, net	512	6.7	441	46
Total other expenses, net	8,366	110.9	5,315	5,214
Profit / (loss) before income tax	(1,848)	(24.4)	291	(1,276)
Income tax (expense)/benefit	(489)	(6.5)	(153)	253
Net profit / (loss)	(2,337)	(30.9)	138	(1,023)
Less: Net (loss) / profit attributable to non-controlling interest	(68)	(0.9)	60	(202)
Net profit / (loss) attributable to APGL	(2,269)	(30.0)	78	(821)
Net profit / (loss) attributable to APGL equity Shareholders	₨ (2,269)	$ (30.0)	₨ 78	₨ (827)
Net profit / (loss) per share attributable to APGL equity Shareholders
Basic | (per share)	₨ (52.71)	$ (0.70)	₨ 2.37	₨ (31.84)
Diluted | (per share)	₨ (52.71)	$ (0.70)	₨ 2.31	₨ (31.84)
Shares used in computing basic and diluted per share amounts
Basic	43,048,026	43,048,026	33,063,832	25,974,111
Diluted	43,048,026	43,048,026	33,968,127	25,974,111
Redeemable Non-controlling Interest [Member]
Other expense, net:
Accretion to redemption value | ₨				₨ (6)